UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2010

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Indus Capital Partners, LLC

Address:  152 West 57th Street
          28th Floor
          New York, New York 10019
          Attention: Brian Guzman


13F File Number: 028-11627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Brian Guzman
Title:   Partner / General Counsel
Phone:   (212) 909-2864


Signature, Place and Date of Signing:

/s/ Brian Guzman                  New York, New York            May 17, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 41

Form 13F Information Table Value Total: $987,078
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name

1.         028-11626                            Indus Partners, LLC

----       ----------------------               ------------------------------

                                                    FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2        COLUMN 3   COL 4       COLUMN 5         COL 6   COL 7          COLUMN 8

                              TITLE                      VALUE    SHRS OR   SH/ PUT/  INVSMT  OTHR       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP     (X1000)   PRN AMT   PRN CALL  DSCRTN  MGRS  SOLE     SHARED       NONE
ALLIANT TECHSYSTEM INC        COM             018804104   26,829    330,000     CALL  SHARED        0          330,000      0
AUTOMATIC DATA PROCESSING IN  COM             053015103   42,024    945,000     CALL  SHARED        0          945,000      0
BIOGEN IDEC INC               COM             09062X103   13,199    230,000     CALL  SHARED        0          230,000      0
CHEMSPEC INTL LTD             ADR             163868102    3,074    402,416           SHARED        0          402,416      0
CHINA CORD BLOOD CO           SHS             G21107100   10,041  1,673,478           SHARED        0        1,673,478      0
CHINA DIGITAL TV HLDG CO LTD  SPONSORED ADR   16938G107      607     82,700           SHARED        0           82,700      0
CHINA PET & CHEM CORP         SPON ADR H SHS  16941R108   74,837    910,000     CALL  SHARED        0          910,000      0
CHINA SEC & SURVE TECH INC    COM             16942J105    7,253    943,192           SHARED        0          943,192      0
CISCO SYS INC                 COM             17275R102   23,687    910,000     CALL  SHARED        0          910,000      0
CONSOL ENERGY INC             COM             20854P109   20,349    477,000     CALL  SHARED        0          477,000      0
CORNING INC                   COM             219350105   21,221  1,050,000     CALL  SHARED        0        1,050,000      0
EHOUSE CHINA HLDGS            ADR             26852W103   13,995    735,400           SHARED        0          735,400      0
ETFS PLATINUM TR              SH BEN INT      26922V101   28,948    176,200           SHARED        0          176,200      0
FOCUS MEDIA HLDH LTD          SPONSORED ADR   34415V109   64,944  3,556,633           SHARED        0        3,556,633      0
GOOGLE INC                    CL A            38259P508   56,712    100,000     CALL  SHARED        0          100,000      0
HESS CORP                     COM             42809H107    5,104     81,600           SHARED        0           81,600      0
INTERNATIONAL BUSINESS MACHS  COM             459200101   38,217    298,000     CALL  SHARED        0          298,000      0
INTERNATIONAL RECTIFIER CORP  COM             460254105   10,992    480,000     CALL  SHARED        0          480,000      0
ISHARES TR INDEX              RUSSELL 2000    464287655   18,646    275,000     PUT   SHARED        0          275,000      0
JOHNSON & JOHNSON             COM             478160104    9,415    144,400           SHARED        0          144,400      0
LDK SOLAR CO LTD              SPONSORED ADR   50183L107    6,782  1,033,900           SHARED        0        1,033,900      0
MEMC ELECTR MATLS INC         COM             552715104    2,296    149,800           SHARED        0          149,800      0
MICROSOFT CORP                COM             594918104   37,342  1,275,000     CALL  SHARED        0        1,275,000      0
MOSAIC CO                     COM             61945A107   12,154    200,000     CALL  SHARED        0          200,000      0
ISHARES TR INDEX              MSCI EMERG MKT  464287234  120,471  2,860,000     PUT   SHARED        0        2,860,000      0
POWERSHARES QQQ TRUST         UNIT SER 1      73935A104   26,006    540,000     CALL  SHARED        0          540,000      0
NETEASECOM INC                SPONSORED ADR   64110W102   20,403    574,400           SHARED        0          574,400      0
OMNICOM GROUP INC             COM             681919106   15,524    400,000     CALL  SHARED        0          400,000      0
PEPSICO INC                   COM             713448108   17,863    270,000     CALL  SHARED        0          270,000      0
PERFCT WORLD CO LTD           SPON ADR REP B  71372U104   17,856    476,800           SHARED        0          476,800      0
PLAINS EXPL & PRODTN CO       COM             726505100      599     20,000           SHARED        0           20,000      0
POSCO                         SPONSORED ADR   693483109   13,164    112,500     PUT   SHARED        0          112,500      0
PROCTER&GAMBLE,               COM             742718109    9,725    153,700           SHARED        0          153,700      0
SINA CORP                     ORD             G81477104    2,326     61,718           SHARED        0           61,718      0
SOTHEBYS                      COM             835898107      477     15,400           SHARED        0           15,400      0
SPDR S&P 500 ETF TR           UNIT SER 1 S&P, 78462F103   72,540    620,000     PUT   SHARED        0          620,000      0
SYBASE INC                    COM             871130100   27,506    590,000     CALL  SHARED        0          590,000      0
VISHAY INTERTECHNLGY INC      COM             928298108   10,230  1,000,000     CALL  SHARED        0        1,000,000      0
VISIONCHINA MEDIA INC         SPONS ADR       92833U103      329     70,000           SHARED        0           70,000      0
YUM! BRANDS INC               COM             988498101   25,896    675,600           SHARED        0          675,600      0
YUM! BRANDS INC               COM             988498101   57,495  1,500,000     CALL  SHARED        0        1,500,000      0


SK 03363.0010 #1099661